Stock-based compensation - Restricted share unit plan (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)	431,714	426,569
Granted (in shares)	101,597	116,775
Vested (in shares)	(213,623)	(111,630)
Ending balance (in shares)	319,688	431,714
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 12.47	$ 12.06
Granted, Weighted average exercise price (CAD per unit)	25.62	15.55
Vested, Weighted average exercise price (CAD per unit)	8.48	14.13
Outstanding, end of period (CAD per unit)	$ 19.32	$ 12.47
Vested (in shares)	213,623	111,630
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition in years following grant	2 years
Award vesting period	3 years
Restricted share unit plan | Restricted share units (RSUs)
Number of units
Beginning balance (in shares)	535,898	553,411
Granted (in shares)	199,468	167,631
Vested (in shares)	(256,193)	(169,689)
Forfeited (in shares)	(13,867)	(15,455)
Ending balance (in shares)	465,306	535,898
Weighted-average exercise price $ per share
Outstanding, beginning of period (CAD per unit)	$ 14.44	$ 13.55
Granted, Weighted average exercise price (CAD per unit)	27.44	15.55
Vested, Weighted average exercise price (CAD per unit)	8.77	14.13
Forfeited, Weighted average exercise price (CAD per unit)	17.60	13.41
Outstanding, end of period (CAD per unit)	$ 23.04	$ 14.44
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	$ 5,662	$ 3,479
Period for award recognition	1 year 7 months 6 days	1 year 3 months 18 days
Vested (in shares)	256,193	169,689
Restricted share unit plan | Performance restricted share units (PSUs)
Number of units
Vested (in shares)	(213,623)	(111,630)
Weighted-average exercise price $ per share
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements	$ 3,655	$ 3,251
Period for award recognition	1 year 6 months	1 year 3 months 18 days
Vested (in shares)	213,623	111,630